Balance Sheet Components	3 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
2 - Balance Sheet Components
Certain balance sheet components are as follows:
Accrued compensation and benefits consist of:

	As of
(in millions)	June 30, 2024	March 31, 2024
Accrued bonus, commissions, and cash awards	$6	$190
Accrued vacation and sabbatical	81	83
Accrued salaries and fringe benefits	10	25
Total accrued compensation and benefits	$97	$298
Other current liabilities consist of:

	As of
(in millions)	June 30, 2024	March 31, 2024
Employee related payroll taxes and payables (1)	$362	$674
Accrued expenses and fees	75	83
Electronic design automation liabilities	54	40
Trade payables including payables to related parties of $6 and $7 as of June 30, 2024 and March 31, 2024, respectively	46	26
Customer deposits	7	7
Finance lease liabilities	5	5
Total other current liabilities	$549	$835
(1)    Employee related payroll taxes and payables are primarily related to vested restricted share units (“RSUs”) during the quarter and paid in the subsequent quarter.